EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 28,142,508	$ 25,269,755	$ 20,379,477
Income attributable to non controlling interests	2,961,345	2,333,518	1,117,515
Total current assets	1,161,729,392	990,986,123	797,297,716
Total non-current assets	1,848,971,215	1,955,120,524	1,650,766,684
Total current liabilities	949,245,134	529,567,279	378,056,186
Total non-current liabilities	1,178,052,821	1,315,125,809	1,238,447,623
Net sales	2,656,878,395	2,216,732,593	1,698,281,237
Net Income	$ 128,458,987	$ 157,031,668	$ 123,117,320
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 36,451	$ 33,794	$ 23,662
Income attributable to non controlling interests	6,410	3,463	2,312
Total current assets	132,214,927	107,589,399	65,077,621
Total non-current assets	243,866,619	209,051,488	140,891,069
Total current liabilities	138,653,369	98,942,717	56,982,545
Total non-current liabilities	23,668,595	19,520,634	10,226,241
Net sales	664,003,032	517,466,510	309,936,060
Net Income	$ 37,589,788	$ 20,307,709	$ 13,386,097
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 4,346	$ 3,761	$ 2,349
Income attributable to non controlling interests	(5)	326	244
Total current assets	16,481,794	13,197,912	6,212,726
Total non-current assets	11,897,459	11,865,984	8,247,288
Total current liabilities	6,679,478	6,210,788	2,733,092
Total non-current liabilities	915,427	868,253	491,364
Net sales	37,915,166	30,750,914	15,148,572
Net Income	$ (25,095)	$ 1,558,476	$ 1,168,507
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 6,177,360	$ 6,331,726	$ 5,037,332
Income attributable to non controlling interests	988,416	885,010	791,576
Total current assets	72,297,644	64,121,536	44,658,550
Total non-current assets	269,314,097	279,148,198	226,241,150
Total current liabilities	40,454,954	34,207,817	24,337,015
Total non-current liabilities	16,451,513	17,242,154	14,399,594
Net sales	212,339,131	169,216,180	157,152,584
Net Income	45,554,603	40,788,801	36,482,572
VJ S.A.
Non-controlling interests
Total current assets	27,190,771	25,441,586	21,175,722
Total non-current assets	19,346,711	16,832,859	14,306,662
Total current liabilities	20,026,609	17,498,997	11,812,384
Total non-current liabilities	1,228,226	1,756,730	307,146
Net sales	85,067,864	64,513,412	42,955,659
Net Income	$ 2,637,795	$ 1,428,350	$ 815,053
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 8,848,927	$ 8,056,551	$ 8,176,999
Income attributable to non controlling interests	$ 923,228	$ 499,923	$ 285,269
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 2,216,115	$ 2,041,837	$ 1,912,023
Income attributable to non controlling interests	198,195	130,522	109,110
Total current assets	7,326,742	5,575,990	3,798,228
Total non-current assets	5,516,881	5,789,335	7,297,306
Total current liabilities	6,073,685	4,934,841	3,897,100
Total non-current liabilities	154,669	335,449	1,490,904
Net sales	22,026,721	16,005,176	12,929,160
Net Income	$ 591,626	$ 389,619	$ 325,700
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 6,669,936	$ 5,738,008	$ 5,227,112
Income attributable to non controlling interests	999,807	750,192	(70,996)
Total current assets	22,918,372	17,976,170	15,600,566
Total non-current assets	22,057,335	20,945,892	18,205,899
Total current liabilities	21,712,326	20,091,524	13,908,411
Total non-current liabilities	6,887,495	4,742,707	7,064,568
Net sales	100,227,739	77,475,816	62,267,424
Net Income	$ 2,454,710	$ 1,841,867	$ (174,313)
Re-Ciclar S.A.
Non-controlling interests
Non controlling interest percentage	60.00%	40.00%
Shareholders equity attributable to non controlling interests	$ 4,189,373	$ 3,064,078
Income attributable to non controlling interests	(154,706)	64,082
Total current assets	14,595,558	4,135,677
Total non-current assets	5,626,492	3,560,269
Total current liabilities	382,408	35,751
Total non-current liabilities	9,366,211
Net Income	$ (386,764)	$ 160,195